Provisions	12 Months Ended
Dec. 31, 2023
Provisions
Provisions

19Provisions

	Tax and social
	security	Dilapidations	Total
	£ 000	£ 000	£ 000
As at January 1, 2022	—	95	95
Additions	264	—	264
Unwinding of discount	—	6	6
As at December 31, 2022	264	101	365
Additions	76	—	76
Reversals	(192)	—	(192)
Unwinding of discount	—	7	7
As at December 31, 2023	148	108	256

The dilapidation provision was recognized as a result of the obligation to return the leased property in Bristol, UK to its original condition at the end of the lease which currently expires in 2028. The provision is recognized at amortized cost with discount unwind being recognized each year. The provision is expected to be utilized at the end of the lease period.